Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	¥ 144,409	¥ 111,978
Restricted cash		59,600
Accounts receivable, net of allowance for doubtful accounts	39,975	30,779
Amounts due from related parties	24,171	80,464
Prepaid expenses and other current assets	93,254	45,382
Assets related to discontinued operation	79,505	44,970
Total current assets	381,314	373,173
Non-current assets
Property and equipment, net	140,670	127,004
Intangible assets, net	47,523	48,975
Goodwill	150,996	40,218
Deferred tax assets	28,567	13,680
Amounts due from related parties		500
Other non-current assets	56,487	18,045
Assets related to discontinued operation	15,112	15,883
Total non-current assets	439,355	264,305
Total assets	820,669	637,478
Current liabilities
Contract liabilities	156,236	164,191
Borrowings under financing arrangements	40,078	64,140
Bank loan	43,219	46,638
Accounts payable	3,538	8,063
Accrued expenses and other payables	110,330	68,163
Income tax payables	24,718	15,195
Deferred revenue	7,833	13,770
Amounts due to related parties	19,759	52,308
Dividend payables		166,688
Liability related to discontinued operation	106,335	62,563
Total current liabilities	512,046	661,719
Non-current liabilities
Deferred revenue	13,632	12,370
Borrowings under financing arrangements	44,178	28,643
Other payables	7,868	16,881
Deferred tax liabilities	12,575	13,339
Liability related to discontinued operation	6
Total non-current liabilities	78,259	71,233
Total liabilities	590,305	732,952
Liabilities and Equity/(Deficit)
Commitments and contingencies
Equity/(Deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2020, and 86,838,700 shares issued and outstanding as of December 31, 2021, respectively)	6
Additional paid-in capital	389,199	64,128
Statutory reserves	49,060	41,591
Accumulated other comprehensive income	462	144
Accumulated deficit	(207,713)	(201,524)
Total equity/(deficit) attributable to the shareholders of the Company	231,014	(95,661)
Non-controlling interests	(650)	187
Total equity/(deficit)	230,364	(95,474)
Total liabilities and equity/(deficit)	¥ 820,669	¥ 637,478